Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

CLAWBACK AND FORFEITURE POLICY

In September 2023, our Board of Directors adopted the Cadiz Inc. Clawback and Forfeiture Policy (referred to as the "Clawback Policy ") in accordance with Rule 10D-1 of the Securities Exchange Act of 1934 and Nasdaq listing standards. The Clawback Policy applies to current and former officers of the Company as defined in Rule 10D-1, including the named executive officers, and will be administered by the Compensation Committee. In the event the Company is required to prepare an accounting restatement to correct material noncompliance with any financial reporting requirement under U.S. federal securities laws, including restatements that correct an error in previously issued financial statements that is material to the previously issued financial statements or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, it is our policy to recover erroneously awarded incentive-based compensation received by our officers as those terms are defined in Rule 10D-. As further defined in the Clawback Policy, recoverable incentive based compensation includes any cash or equity bonus or other compensation including, but not limited to, annual cash bonuses, short- and long-term cash incentive awards, stock options, restricted stock, restricted stock units, stock appreciation rights or performance shares, and the proceeds from the sale of shares acquired through an incentive plan. The recovery of such compensation applies regardless of whether an officer engaged in fraud or misconduct in connection with the restatement. The Clawback Policy was included as Exhibit 97.1 to our Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on March 31, 2026. A copy of the Clawback Policy may also be found on the Company’s website at https://investors.cadizinc.com/corporate-governance/governance-documents/.